UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number    811-21852

COLUMBIA FUNDS SERIES TRUST II

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices) (Zip code)

Scott R. Plummer—5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (612) 671-1947

Date of fiscal year end:    March 31

Date of reporting period:    September 30, 2011

Semiannual Report

Columbia

Equity Value Fund

Semiannual Report for the Period Ended September 30, 2011

Columbia Equity Value Fund seeks to provide shareholders with growth of capital and income.

Not FDIC insured ¡ No bank guarantee  ¡ May lose value

Table of Contents

Your Fund at a Glance	2

Fund Expense Example	6

Portfolio of Investments	8

Statement of Assets and Liabilities	15

Statement of Operations	17

Statement of Changes in Net Assets	19

Financial Highlights	21

Notes to Financial Statements	31

Proxy Voting	47

See the Fund’s prospectus for risks associated with investing in the Fund.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	1

Your Fund at a Glance

FUND SUMMARY

>	Columbia Equity Value Fund (the Fund) Class A shares fell 19.96% (excluding sales charge) for the six months ended September 30, 2011.

>	The Fund underperformed the 16.62% decrease of its benchmark, the Russell 1000® Value Index during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended September 30, 2011)

	6 months*	1 year	3 years	5 years	10 years
Columbia Equity Value Fund Class A (excluding sales charge)	-19.96%	-4.86%	-1.81%	-2.89%	+2.81%
Russell 1000 Value Index (unmanaged)(1)	-16.62%	-1.89%	-1.52%	-3.53%	+3.36%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1)

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

2	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at September 30, 2011
Without sales charge	6 months*	1 year	3 years	5 years	10 years	Since inception**
Class A (inception 3/20/95)	-19.96%	-4.86%	-1.81%	-2.89%	+2.81%	N/A
Class B (inception 5/14/84)	-20.32%	-5.63%	-2.59%	-3.65%	+2.01%	N/A
Class C (inception 6/26/00)	-20.28%	-5.65%	-2.57%	-3.64%	+2.02%	N/A
Class I (inception 3/4/04)	-19.83%	-4.51%	-1.38%	-2.49%	N/A	+2.70%
Class R (inception 12/11/06)	-20.10%	-5.13%	-2.06%	N/A	N/A	-4.50%
Class R3 (inception 12/11/06)	-19.83%	-4.66%	-1.78%	N/A	N/A	-4.26%
Class R4 (inception 3/20/95)	-19.97%	-4.73%	-1.64%	-2.73%	+2.98%	N/A
Class R5 (inception 12/11/06)	-19.82%	-4.52%	-1.37%	N/A	N/A	-3.90%
Class W (inception 12/1/06)	-20.10%	-5.00%	-1.80%	N/A	N/A	-4.00%
Class Z (inception 9/27/10)	-19.87%	-4.62%	N/A	N/A	N/A	-4.49%*

With sales charge
Class A (inception 3/20/95)	-24.55%	-10.34%	-3.73%	-4.03%	+2.20%	N/A
Class B (inception 5/14/84)	-24.30%	-10.34%	-3.47%	-3.98%	+2.01%	N/A
Class C (inception 6/26/00)	-21.08%	-6.59%	-2.57%	-3.64%	+2.02%	N/A

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. The Fund’s other share classes are not subject to sales charges and have limited eligibility. See the Fund’s prospectuses for details.

*	Not annualized.
**	For classes with less than 10 years performance.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	3

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXTM

The Morningstar Style BoxTM is based on the Fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

PORTFOLIO BREAKDOWN(1) (at September 30, 2011)
Consumer Discretionary	9.6%
Consumer Staples	7.5
Energy	15.0
Financials	15.9
Health Care	13.6
Industrials	14.1
Information Technology	14.4
Materials	4.5
Telecommunication Services	4.0
Utilities	1.3
Other(2)	0.1

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

4	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

TOP TEN HOLDINGS(1) (at September 30, 2011)
Chevron Corp.	3.8%
Lorillard, Inc.	3.7
Microsoft Corp.	3.5
JPMorgan Chase & Co.	3.4
Exxon Mobil Corp.	3.1
Bank of America Corp.	2.6
Goldman Sachs Group, Inc. (The)	2.4
AT&T, Inc.	2.2
Mastercard, Inc., Class A	2.0
Pfizer, Inc.	1.9

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	5

Fund Expense Example

(Unaudited)

Understanding your expenses

As a shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and service (rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses

To illustrate these ongoing costs, we provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See the “Compare with other funds” information with details on using the hypothetical data.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would have been higher.

6	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

April 1, 2011 — September 30, 2011

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	800.40	1,019.30	5.13	5.76	1.14
Class B	1,000.00	1,000.00	796.80	1,015.50	8.53	9.57	1.90
Class C	1,000.00	1,000.00	797.20	1,015.55	8.49	9.52	1.89
Class I	1,000.00	1,000.00	801.70	1,021.55	3.11	3.49	0.69
Class R	1,000.00	1,000.00	799.00	1,018.05	6.25	7.01	1.39
Class R3	1,000.00	1,000.00	801.70	1,021.60	3.06	3.44	0.68
Class R4	1,000.00	1,000.00	800.30	1,020.20	4.32	4.85	0.96
Class R5	1,000.00	1,000.00	801.80	1,021.35	3.29	3.69	0.73
Class W	1,000.00	1,000.00	799.00	1,019.50	4.95	5.55	1.10
Class Z	1,000.00	1,000.00	801.30	1,020.75	3.83	4.29	0.85

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).

Had the Investment Manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	7

Portfolio of Investments

Columbia Equity Value Fund

September 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 97.2%

CONSUMER DISCRETIONARY 9.3%
Auto Components 0.9%
Johnson Controls, Inc.	216,776	$5,716,383
Automobiles 1.2%
Ford Motor Co.(a)	766,503	7,412,084
Hotels, Restaurants & Leisure 1.1%
Carnival Corp.(b)	214,424	6,497,047
Household Durables 0.3%
Lennar Corp., Class A(c)	118,930	1,610,312
Media 1.8%
Comcast Corp., Class A	186,065	3,888,758
Viacom, Inc., Class B	110,997	4,300,024
Walt Disney Co. (The)	103,697	3,127,502

Total		11,316,284
Multiline Retail 2.6%
Kohl’s Corp.	93,264	4,579,262
Target Corp.	231,636	11,359,430

Total		15,938,692
Specialty Retail 1.4%
Best Buy Co., Inc.(c)	66,176	1,541,901
Home Depot, Inc.	212,014	6,968,900

Total		8,510,801
TOTAL CONSUMER DISCRETIONARY		57,001,603
CONSUMER STAPLES 7.3%
Food & Staples Retailing 2.4%
CVS Caremark Corp.	224,325	7,532,833
Wal-Mart Stores, Inc.	135,622	7,038,782

Total		14,571,615
Tobacco 4.9%
Lorillard, Inc.	200,453	22,190,147
Philip Morris International, Inc.	119,544	7,457,155

Total		29,647,302
TOTAL CONSUMER STAPLES		44,218,917
ENERGY 14.6%
Energy Equipment & Services 3.8%
Baker Hughes, Inc.	127,255	5,874,091
Halliburton Co.	309,943	9,459,460

Issuer	Shares	Value
Common Stocks (continued)

ENERGY (cont.)
Energy Equipment & Services (cont.)
National Oilwell Varco, Inc.	134,465	$6,887,297
Schlumberger Ltd.(b)	19,918	1,189,702

Total		23,410,550
Oil, Gas & Consumable Fuels 10.8%
Alpha Natural Resources, Inc.(a)	76,046	1,345,254
Anadarko Petroleum Corp.	107,823	6,798,240
Apache Corp.	119,676	9,602,802
Chevron Corp.	243,926	22,568,034
Exxon Mobil Corp.	251,993	18,302,252
Occidental Petroleum Corp.	100,091	7,156,506

Total		65,773,088
TOTAL ENERGY		89,183,638
FINANCIALS 15.5%
Capital Markets 3.2%
Bank of New York Mellon Corp. (The)	85,854	1,596,026
Goldman Sachs Group, Inc. (The)	152,858	14,452,724
Morgan Stanley	270,978	3,658,203

Total		19,706,953
Commercial Banks 0.6%
Wells Fargo & Co.	145,899	3,519,084
Diversified Financial Services 6.3%
Bank of America Corp.	2,505,867	15,335,906
Citigroup, Inc.	123,735	3,170,090
JPMorgan Chase & Co.	660,981	19,908,748

Total		38,414,744
Insurance 5.4%
ACE Ltd.(b)	145,227	8,800,756
Everest Re Group Ltd.(b)(c)	43,640	3,464,143
MetLife, Inc.	181,994	5,097,652
Travelers Companies, Inc. (The)	101,371	4,939,809
XL Group PLC (b)	548,659	10,314,789

Total		32,617,149
TOTAL FINANCIALS		94,257,930

The accompanying Notes to Financial Statements are an integral part of this statement.

8	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Issuer	Shares	Value
Common Stocks (continued)

HEALTH CARE 13.3%
Biotechnology 1.1%
Gilead Sciences, Inc.(a)	171,879	$6,668,905
Health Care Providers & Services 2.7%
HCA Holdings, Inc.(a)	100,289	2,021,826
UnitedHealth Group, Inc.	172,116	7,937,990
WellPoint, Inc.	97,661	6,375,310

Total		16,335,126
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.(a)	140,226	4,382,062
Thermo Fisher Scientific, Inc.(a)	142,406	7,211,440

Total		11,593,502
Pharmaceuticals 7.6%
Bristol-Myers Squibb Co.	305,332	9,581,318
Johnson & Johnson	114,689	7,306,836
Merck & Co., Inc.	307,585	10,061,106
Novartis AG, ADR(b)	141,332	7,882,086
Pfizer, Inc.	646,987	11,438,730

Total		46,270,076
TOTAL HEALTH CARE		80,867,609
INDUSTRIALS 13.7%
Aerospace & Defense 3.9%
Boeing Co. (The)	129,458	7,833,503
Honeywell International, Inc.	120,315	5,283,032
Lockheed Martin Corp.(c)	53,028	3,851,954
United Technologies Corp.	102,581	7,217,599

Total		24,186,088
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	67,025	4,232,629
Airlines 0.7%
Delta Air Lines, Inc.(a)	142,531	1,068,982
United Continental Holdings, Inc.(a)(c)	164,604	3,190,026

Total		4,259,008
Electrical Equipment 0.7%
ABB Ltd., ADR(a)(b)(c)	245,787	4,198,042
Industrial Conglomerates 3.4%
General Electric Co.	417,781	6,366,982
Siemens AG, ADR(b)(c)	87,335	7,841,810
Tyco International Ltd.(b)	158,375	6,453,781

Total		20,662,573
Machinery 4.0%
Caterpillar, Inc.	92,967	6,864,683
Deere & Co.(c)	57,716	3,726,722

Issuer	Shares	Value
Common Stocks (continued)

INDUSTRIALS (cont.)
Machinery (cont.)
Eaton Corp.	110,197	$3,911,994
Illinois Tool Works, Inc.	164,273	6,833,757
Parker Hannifin Corp.(c)	46,276	2,921,404

Total		24,258,560
Road & Rail 0.3%
CSX Corp.	99,089	1,849,992
TOTAL INDUSTRIALS		83,646,892
INFORMATION TECHNOLOGY 14.0%
Communications Equipment 0.8%
Nokia OYJ, ADR(b)(c)	860,800	4,872,128
Computers & Peripherals 0.7%
Apple, Inc.(a)	11,815	4,503,642
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd.(b)	88,997	2,504,376
IT Services 4.5%
Accenture PLC, Class A(b)	113,012	5,953,472
International Business Machines Corp.	55,396	9,695,962
Mastercard, Inc., Class A	37,126	11,774,882

Total		27,424,316
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	461,025	9,833,663
LSI Corp.(a)	773,595	4,007,222
Microchip Technology, Inc.(c)	80,239	2,496,236

Total		16,337,121
Software 4.9%
Microsoft Corp.	844,918	21,030,009
Oracle Corp.	296,264	8,514,627

Total		29,544,636
TOTAL INFORMATION TECHNOLOGY		85,186,219
MATERIALS 4.4%
Chemicals 2.6%
Air Products & Chemicals, Inc.	26,575	2,029,533
Dow Chemical Co. (The)	309,783	6,957,726
EI du Pont de Nemours & Co.	177,356	7,088,919

Total		16,076,178
Metals & Mining 1.8%
Barrick Gold Corp.(b)	55,144	2,572,468
Freeport-McMoRan Copper & Gold, Inc.	76,705	2,335,667
Nucor Corp.	47,845	1,513,816
Rio Tinto PLC, ADR(b)(c)	54,378	2,396,982

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	9

Portfolio of Investments (continued)

Issuer	Shares	Value
Common Stocks (continued)
MATERIALS (cont.)
Metals & Mining (cont.)
Xstrata PLC(b)	159,263	$2,011,125

Total		10,830,058
TOTAL MATERIALS		26,906,236
TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 3.7%
AT&T, Inc.	457,755	13,055,173
Deutsche Telekom AG, ADR(b)	269,862	3,164,132
Verizon Communications, Inc.	175,733	6,466,974

Total		22,686,279
Wireless Telecommunication Services 0.2%
Sprint Nextel Corp.(a)(c)	360,253	1,095,169

TOTAL TELECOMMUNICATION SERVICES		23,781,448
UTILITIES 1.2%
Multi-Utilities 1.2%
Dominion Resources, Inc.	149,523	7,591,283
TOTAL UTILITIES		7,591,283
Total Common Stocks (Cost: $592,811,450)		$592,641,775

Money Market Fund 0.1%
Columbia Short-Term Cash Fund, 0.125%(d)(e)	644,168	644,168
Total Money Market Fund (Cost: $644,168)		$644,168

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan 5.2%

Asset-Backed Commercial Paper 0.8%

Gemini Securitization Corporation (FKA Twin Towers)
10/07/11	0.300%	$2,999,275	$2,999,275
Regency Markets No. 1 LLC
10/18/11	0.250%	1,999,556	1,999,556

Total			4,998,831

Issuer	Effective Yield	Par/ Principal/ Shares	Value
Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit 2.1%
ABM AMRO Bank N.V.
10/12/11	0.310%	1,999,483	$1,999,483
Banque et Caisse d’Epargne de l’Etat
12/06/11	0.380%	999,040	999,040
Branch Banking & Trust Corporation
10/11/11	0.200%	1,000,000	1,000,000
Credit Suisse
12/09/11	0.320%	1,000,000	1,000,000
FMS Wertmanagement Anstalt Des Oeffentlichen Rechts
10/21/11	0.320%	1,000,000	1,000,000
Natixis
10/07/11	0.496%	5,000,000	5,000,000
Nordea Bank AB
12/09/11	0.310%	2,000,000	2,000,000

Total			12,998,523
Repurchase Agreements 2.3%
RBS Securities, Inc. dated 09/30/11, matures 10/03/11, repurchase price $13,741,430(f)
	0.150%	13,741,259	13,741,259

Total			13,741,259
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $31,738,613)			$31,738,613
Total Investments
(Cost: $625,194,231)			$625,024,556
Other Assets & Liabilities, Net			(15,028,912)
Net Assets			$609,995,644

The accompanying Notes to Financial Statements are an integral part of this statement.

10	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Investment in Derivatives

Forward Foreign Currency Exchange Contracts Open at September 30, 2011
Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation	Unrealized Depreciation

UBS Securities	October 4, 2011	35,509 (GPB	)	55,429 (USD	)	$56	$—

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Represents a foreign security. At September 30, 2011, the value of foreign securities, excluding short-term securities, amounted to $80,116,839 or 13.13% of net assets.

(c)	At September 30, 2011, security was partially or fully on loan.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2011.

(e)	Investments in affiliates during the period ended September 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$11,342,746	$94,162,436	$(104,861,014)	$—	$644,168	$14,141	$644,168

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

RBS Securities, Inc. (0.150%)

Security Description	Value
Freddie Mac Gold Pool	$14,016,145
Total Market Value of Collateral Securities	$14,016,145

Abbreviation Legend
ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	11

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted

The accompanying Notes to Financial Statements are an integral part of this statement.

12	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Fair Value at September 30, 2011
Description(a)	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Other Significant Observable Inputs(b)	Level 3 Significant Unobservable Inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$57,001,603	$—	$—	$57,001,603
Consumer Staples	44,218,917	—	—	44,218,917
Energy	89,183,638	—	—	89,183,638
Financials	94,257,930	—	—	94,257,930
Health Care	80,867,609	—	—	80,867,609
Industrials	83,646,892	—	—	83,646,892
Information Technology	85,186,219	—	—	85,186,219
Materials	24,895,111	2,011,125	—	26,906,236
Telecommunication Services	23,781,448	—	—	23,781,448
Utilities	7,591,283	—	—	7,591,283
Total Equity Securities	590,630,650	2,011,125	—	592,641,775
Other
Affiliated Money Market Fund(c)	644,168	—	—	644,168
Investments of Cash Collateral Received for Securities on Loan	—	31,738,613	—	31,738,613
Total Other	644,168	31,738,613	—	32,382,781
Investments in Securities	591,274,818	33,749,738	—	625,024,556
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	56	—	56
Total	$591,274,818	$33,749,794	$—	$625,024,612

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	13

Portfolio of Investments (continued)

Fair Value Measurements (continued)

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at September 30, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities

September 30, 2011 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $592,811,450)	$592,641,775
Affiliated issuers (identified cost $644,168)	644,168
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $17,997,354)	17,997,354
Repurchase agreements (identified cost $13,741,259)	13,741,259
Total investments (identified cost $625,194,231)	625,024,556
Unrealized appreciation on forward foreign currency exchange contracts	56
Receivable for:
Capital shares sold	593,310
Investments sold	20,317,739
Dividends	661,678
Interest	7,548
Reclaims	12,161
Expense reimbursement due from Investment Manager	2,566
Total assets	646,619,614
Liabilities
Disbursements in excess of cash	1,041
Due upon return of securities on loan	31,738,613
Payable for:
Investments purchased	3,248,513
Capital shares purchased	1,324,359
Investment management fees	11,188
Distribution fees	4,708
Transfer agent fees	172,235
Administration fees	1,014
Plan administration fees	1,069
Other expenses	121,230
Total liabilities	36,623,970
Net assets applicable to outstanding capital stock	$609,995,644

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	15

Statement of Assets and Liabilities (continued)

September 30, 2011 (Unaudited)

Represented by
Paid-in capital	$709,305,811
Undistributed net investment income	478,452
Accumulated net realized loss	(99,618,924)
Unrealized appreciation (depreciation) on:
Investments	(169,675)
Foreign currency translations	(76)
Forward foreign currency exchange contracts	56
Total — representing net assets applicable to outstanding capital stock	$609,995,644
*Value of securities on loan	$29,797,707
Net assets applicable to outstanding shares
Class A	$586,098,778
Class B	$16,846,396
Class C	$3,694,184
Class I	$7,812
Class R	$22,669
Class R3	$6,287
Class R4	$2,266,705
Class R5	$868,498
Class W	$29,345
Class Z	$154,970
Shares outstanding
Class A	66,840,407
Class B	1,909,662
Class C	424,458
Class I	891
Class R	2,585
Class R3	715
Class R4	257,804
Class R5	99,052
Class W	3,339
Class Z	17,667
Net asset value per share
Class A(a)	$8.77
Class B	$8.82
Class C	$8.70
Class I	$8.77
Class R	$8.77
Class R3	$8.79
Class R4	$8.79
Class R5	$8.77
Class W	$8.79
Class Z	$8.77

(a)	The maximum offering price per share for Class A is $9.31. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Statement of Operations

Six months ended September 30, 2011 (Unaudited)

Net investment income
Income:
Dividends	$8,113,380
Interest	539
Dividends from affiliates	14,141
Income from securities lending — net	64,435
Foreign taxes withheld	(44,632)
Total income	8,147,863
Expenses:
Investment management fees	2,367,140
Distribution fees
Class A	863,694
Class B	131,374
Class C	22,921
Class R	70
Class R3	9
Class W	16,419
Transfer agent fees
Class A	801,608
Class B	33,329
Class C	5,409
Class R	35
Class R3	2
Class R4	1,110
Class R5	224
Class W	10,596
Class Z	141
Administration fees	219,994
Plan administration fees
Class R3	9
Class R4	6,265
Compensation of board members	13,352
Custodian fees	17,946
Printing and postage fees	5,934
Registration fees	59,478
Professional fees	17,571
Line of credit interest expense	411
Other	12,944
Total expenses	4,607,985
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(258,463)
Expense reductions	(100)
Total net expenses	4,349,422
Net investment income	3,798,441

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	17

Statement of Operations (continued)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	$22,389,422
Foreign currency transactions	(4,981)
Forward foreign currency exchange contracts	2,321
Net realized gain	22,386,762
Net change in unrealized appreciation (depreciation) on:
Investments	(180,356,021)
Foreign currency translations	(76)
Forward foreign currency exchange contracts	56
Net change in unrealized depreciation	(180,356,041)
Net realized and unrealized loss	(157,969,279)
Net decrease in net assets from operations	$(154,170,838)

The accompanying Notes to Financial Statements are an integral part of this statement.

18	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Statement of Changes in Net Assets

	Six months ended September 30, 2011	Year ended March 31, 2011(a)
	(Unaudited)
Operations
Net investment income	$3,798,441	$7,661,143
Net realized gain	22,386,762	18,221,361
Net change in unrealized appreciation (depreciation)	(180,356,041)	84,205,396
Net increase (decrease) in net assets resulting from operations	(154,170,838)	110,087,900
Distributions to shareholders from:
Net investment income
Class A	(3,659,633)	(7,179,224)
Class B	(26,421)	(77,999)
Class C	(6,324)	(15,019)
Class I	(126,796)	(201,744)
Class R	(98)	(252)
Class R3	(70)	(1,339)
Class R4	(14,895)	(143,049)
Class R5	(7,911)	(13,912)
Class W	(52,773)	(62,989)
Class Z	(1,171)	(19)
Total distributions to shareholders	(3,896,092)	(7,695,546)
Decrease in net assets from share transactions	(33,652,329)	(65,457,158)
Total increase (decrease) in net assets	(191,719,259)	36,935,196
Net assets at beginning of period	801,714,903	764,779,707
Net assets at end of period	$609,995,644	$801,714,903
Undistributed net investment income	$478,452	$576,103

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) through March 31, 2011.

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	6,724,278	68,956,526	10,498,999	102,023,271
Conversions from Class B	788,032	8,494,986	1,364,040	12,208,156
Distributions reinvested	367,632	3,546,413	704,553	6,924,170
Redemptions	(7,191,587)	(74,955,168)	(17,157,384)	(166,372,781)
Net increase (decrease)	688,355	6,042,757	(4,589,792)	(45,217,184)
Class B shares
Subscriptions	17,174	173,322	105,380	991,166
Distributions reinvested	2,502	25,804	7,640	76,165
Conversions to Class A	(783,670)	(8,494,986)	(1,359,483)	(12,208,156)
Redemptions	(242,566)	(2,551,550)	(1,022,228)	(9,752,947)
Net decrease	(1,006,560)	(10,847,410)	(2,268,691)	(20,893,772)

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	19

Statement of Changes in Net Assets (continued)

	Six months ended September 30, 2011 (Unaudited)		Year ended March 31, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class C shares
Subscriptions	26,460	276,542	67,039	644,739
Distributions reinvested	629	6,093	1,474	14,407
Redemptions	(57,754)	(586,407)	(125,852)	(1,214,784)
Net decrease	(30,665)	(303,772)	(57,339)	(555,638)
Class I shares
Subscriptions	2,671,286	28,362,783	62,165	607,271
Distributions reinvested	13,097	126,725	21,274	201,610
Redemptions	(2,684,383)	(26,076,570)	(1,987,819)	(21,509,209)
Net increase (decrease)	—	2,412,938	(1,904,380)	(20,700,328)
Class R shares
Subscriptions	176	1,833	272	2,650
Distributions reinvested	8	72	20	199
Redemptions	(717)	(7,912)	(303)	(3,233)
Net decrease	(533)	(6,007)	(11)	(384)
Class R3 shares
Subscriptions	—	—	1,835	17,760
Distributions reinvested	—	5	136	1,293
Redemptions	—	—	(20,270)	(219,097)
Net increase (decrease)	—	5	(18,299)	(200,044)
Class R4 shares
Subscriptions	41,944	449,982	440,763	4,323,275
Distributions reinvested	1,547	14,849	14,430	142,954
Redemptions	(1,037,314)	(11,544,716)	(249,592)	(2,426,986)
Net increase (decrease)	(993,823)	(11,079,885)	205,601	2,039,243
Class R5 shares
Subscriptions	3,389	33,077	100,930	880,332
Distributions reinvested	811	7,856	1,403	13,813
Redemptions	(1,782)	(17,665)	(6,375)	(59,507)
Net increase	2,418	23,268	95,958	834,638
Class W shares
Subscriptions	148,427	1,628,227	1,969,543	20,517,725
Distributions reinvested	4,992	52,762	5,791	62,947
Redemptions	(2,000,341)	(21,765,665)	(125,453)	(1,346,861)
Net increase (decrease)	(1,846,922)	(20,084,676)	1,849,881	19,233,811
Class Z shares
Subscriptions	21,197	230,055	268	2,500
Distributions reinvested	67	630	—	—
Redemptions	(3,865)	(40,232)	—	—
Net increase	17,399	190,453	268	2,500
Total net decrease	(3,170,331)	(33,652,329)	(6,686,804)	(65,457,158)

(a)	Class Z shares are for the period from September 27, 2010 (commencement of operations) through March 31, 2011.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010	2009	2008	2007
Class A
Per share data
Net asset value, beginning of period	$11.02		$9.63	$6.54	$11.97	$13.43	$12.16
Income from investment operations:
Net investment income	0.05		0.10	0.12	0.16	0.15	0.14
Net realized and unrealized gain (loss)	(2.24)		1.40	3.10	(4.79)	(0.66)	1.27
Total from investment operations	(2.19)		1.50	3.22	(4.63)	(0.51)	1.41
Less distributions to shareholders from:
Net investment income	(0.06)		(0.11)	(0.13)	(0.15)	(0.18)	(0.14)
Net realized gains	—		—	—	(0.65)	(0.77)	—
Total distributions to shareholders	(0.06)		(0.11)	(0.13)	(0.80)	(0.95)	(0.14)
Net asset value, end of period	$8.77		$11.02	$9.63	$6.54	$11.97	$13.43
Total return	(19.96%	)	15.67%	49.52%	(39.50% )	(4.39% )	11.67%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.21%	(b)	1.11%	1.09%	1.11%	1.06%	1.09%
Net expenses after fees waived or expenses reimbursed(d)	1.14%	(b)(e)	1.11%	1.09%	1.11%	1.06% (c)	1.09%
Net investment income	1.04%	(b)(e)	1.07%	1.39%	1.68%	1.09% (c)	1.13%
Supplemental data
Net assets, end of period (in thousands)	$586,099		$728,724	$681,073	$450,713	$862,727	$1,038,420
Portfolio turnover	14%		37%	30%	21%	25%	37%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	For the year ended March 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 1.05%.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	21

Financial Highlights (continued)

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010	2009	2008	2007
Class B
Per share data
Net asset value, beginning of period	$11.08		$9.67	$6.57	$12.01	$13.46	$12.19
Income from investment operations:
Net investment income	0.01		0.03	0.06	0.09	0.05	0.04
Net realized and unrealized gain (loss)	(2.26)		1.40	3.10	(4.80)	(0.66)	1.27
Total from investment operations	(2.25)		1.43	3.16	(4.71)	(0.61)	1.31
Less distributions to shareholders from:
Net investment income	(0.01)		(0.02)	(0.06)	(0.08)	(0.07)	(0.04)
Net realized gains	—		—	—	(0.65)	(0.77)	—
Total distributions to shareholders	(0.01)		(0.02)	(0.06)	(0.73)	(0.84)	(0.04)
Net asset value, end of period	$8.82		$11.08	$9.67	$6.57	$12.01	$13.46
Total return	(20.32%	)	14.84%	48.26%	(39.94% )	(5.07% )	10.77%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.98%	(b)	1.86%	1.85%	1.88%	1.82%	1.86%
Net expenses after fees waived or expenses reimbursed(d)	1.90%	(b)(e)	1.86%	1.85%	1.88%	1.82% (c)	1.86%
Net investment income	0.26%	(b)(e)	0.30%	0.68%	0.88%	0.33% (c)	0.35%
Supplemental data
Net assets, end of period (in thousands)	$16,846		$32,311	$50,132	$50,135	$120,950	$185,259
Portfolio turnover	14%		37%	30%	21%	25%	37%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	For the year ended March 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 1.81%.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010	2009	2008	2007
Class C
Per share data
Net asset value, beginning of period	$10.93		$9.55	$6.49	$11.89	$13.34	$12.09
Income from investment operations:
Net investment income	0.01		0.03	0.05	0.09	0.05	0.06
Net realized and unrealized gain (loss)	(2.23)		1.38	3.08	(4.76)	(0.66)	1.24
Total from investment operations	(2.22)		1.41	3.13	(4.67)	(0.61)	1.30
Less distributions to shareholders from:
Net investment income	(0.01)		(0.03)	(0.07)	(0.08)	(0.07)	(0.05)
Net realized gains	—		—	—	(0.65)	(0.77)	—
Total distributions to shareholders	(0.01)		(0.03)	(0.07)	(0.73)	(0.84)	(0.05)
Net asset value, end of period	$8.70		$10.93	$9.55	$6.49	$11.89	$13.34
Total return	(20.28%	)	14.82%	48.35%	(39.97% )	(5.07% )	10.81%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.96%	(b)	1.86%	1.85%	1.87%	1.82%	1.84%
Net expenses after fees waived or expenses reimbursed(d)	1.89%	(b)(e)	1.86%	1.85%	1.87%	1.82% (c)	1.84%
Net investment income	0.27%	(b)(e)	0.32%	0.62%	0.94%	0.34% (c)	0.38%
Supplemental data
Net assets, end of period (in thousands)	$3,694		$4,977	$4,895	$3,103	$5,339	$6,275
Portfolio turnover	14%		37%	30%	21%	25%	37%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	For the year ended March 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 1.81%.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	23

Financial Highlights (continued)

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010	2009	2008	2007
Class I
Per share data
Net asset value, beginning of period	$11.03		$9.64	$6.55	$11.99	$13.45	$12.18
Income from investment operations:
Net investment income	0.08		0.14	0.14	0.21	0.21	0.20
Net realized and unrealized gain (loss)	(2.26)		1.40	3.12	(4.80)	(0.67)	1.26
Total from investment operations	(2.18)		1.54	3.26	(4.59)	(0.46)	1.46
Less distributions to shareholders from:
Net investment income	(0.08)		(0.15)	(0.17)	(0.20)	(0.23)	(0.19)
Net realized gains	—		—	—	(0.65)	(0.77)	—
Total distributions to shareholders	(0.08)		(0.15)	(0.17)	(0.85)	(1.00)	(0.19)
Net asset value, end of period	$8.77		$11.03	$9.64	$6.55	$11.99	$13.45
Total return	(19.83%	)	16.18%	50.13%	(39.22% )	(3.99% )	12.11%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	0.74%	(b)	0.63%	0.66%	0.69%	0.65%	0.67%
Net expenses after fees waived or expenses reimbursed(c)	0.69%	(b)	0.63%	0.66%	0.69%	0.65%	0.67%
Net investment income	1.53%	(b)	1.50%	1.50%	2.00%	1.50%	1.54%
Supplemental data
Net assets, end of period (in thousands)	$8		$10	$18,363	$4	$13	$14
Portfolio turnover	14%		37%	30%	21%	25%	37%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010	2009	2008	2007(a)
Class R
Per share data
Net asset value, beginning of period	$11.02		$9.63	$6.54	$11.98	$13.43	$13.36
Income from investment operations:
Net investment income	0.04		0.08	0.08	0.15	0.13	0.10
Net realized and unrealized gain (loss)	(2.25)		1.39	3.12	(4.79)	(0.65)	0.04
Total from investment operations	(2.21)		1.47	3.20	(4.64)	(0.52)	0.14
Less distributions to shareholders from:
Net investment income	(0.04)		(0.08)	(0.11)	(0.15)	(0.16)	(0.07)
Net realized gains	—		—	—	(0.65)	(0.77)	—
Total distributions to shareholders	(0.04)		(0.08)	(0.11)	(0.80)	(0.93)	(0.07)
Net asset value, end of period	$8.77		$11.02	$9.63	$6.54	$11.98	$13.43
Total return	(20.10%	)	15.35%	49.13%	(39.60% )	(4.45% )	1.04%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.47%	(c)	1.39%	1.45%	1.50%	1.46%	1.38%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.39%	(c)(e)	1.39%	1.45%	1.25%	1.21%	1.38%	(c)
Net investment income	0.77%	(c)(e)	0.78%	0.88%	1.55%	0.94%	0.81%	(c)
Supplemental data
Net assets, end of period (in thousands)	$23		$34	$30	$2	$4	$5
Portfolio turnover	14%		37%	30%	21%	25%	37%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to March 31, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	25

Financial Highlights (continued)

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010	2009	2008	2007(a)
Class R3
Per share data
Net asset value, beginning of period	$11.07		$9.64	$6.55	$11.98	$13.43	$13.36
Income from investment operations:
Net investment income	0.08		0.10	0.11	0.15	0.12	0.11
Net realized and unrealized gain (loss)	(2.26)		1.40	3.10	(4.78)	(0.61)	0.04
Total from investment operations	(2.18)		1.50	3.21	(4.63)	(0.49)	0.15
Less distributions to shareholders from:
Net investment income	(0.10)		(0.07)	(0.12)	(0.15)	(0.19)	(0.08)
Net realized gains	—		—	—	(0.65)	(0.77)	—
Total distributions to shareholders	(0.10)		(0.07)	(0.12)	(0.80)	(0.96)	(0.08)
Net asset value, end of period	$8.79		$11.07	$9.64	$6.55	$11.98	$13.43
Total return	(19.83%	)	15.67%	49.35%	(39.51% )	(4.22% )	1.11%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.26%	(c)	1.18%	1.17%	1.20%	1.37% (d)	1.12%	(c)
Net expenses after fees waived or expenses reimbursed(e)	0.68%	(c)	1.18%	1.17%	1.19%	1.12% (d)	1.12%	(c)
Net investment income	1.48%	(c)	1.07%	1.32%	1.71%	1.06%	1.08%	(c)
Supplemental data
Net assets, end of period (in thousands)	$6		$8	$183	$107	$138	$5
Portfolio turnover	14%		37%	30%	21%	25%	37%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to March 31, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	For the year ended March 31, 2008, the ratio of net expenses after reduction for earnings and bank fee credits was 1.10%.
(e)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010	2009	2008	2007
Class R4
Per share data
Net asset value, beginning of period	$11.05		$9.65	$6.56	$11.98	$13.44	$12.17
Income from investment operations:
Net investment income	0.05		0.12	0.13	0.19	0.17	0.16
Net realized and unrealized gain (loss)	(2.25)		1.40	3.10	(4.79)	(0.66)	1.27
Total from investment operations	(2.20)		1.52	3.23	(4.60)	(0.49)	1.43
Less distributions to shareholders from:
Net investment income	(0.06)		(0.12)	(0.14)	(0.17)	(0.20)	(0.16)
Net realized gains	—		—	—	(0.65)	(0.77)	—
Total distributions to shareholders	(0.06)		(0.12)	(0.14)	(0.82)	(0.97)	(0.16)
Net asset value, end of period	$8.79		$11.05	$9.65	$6.56	$11.98	$13.44
Total return	(19.97%	)	15.94%	49.64%	(39.30% )	(4.24% )	11.83%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed	1.00%	(b)	0.92%	0.92%	0.97%	0.97%	0.94%
Net expenses after fees waived or expenses reimbursed(c)	0.96%	(b)	0.92%	0.92%	0.93%	0.93%	0.93%
Net investment income	0.97%	(b)	1.26%	1.53%	1.83%	1.22%	1.28%
Supplemental data
Net assets, end of period (in thousands)	$2,267		$13,828	$10,093	$4,173	$12,092	$11,834
Portfolio turnover	14%		37%	30%	21%	25%	37%

Notes to Financial Highlights

(a)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)	Annualized.
(c)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	27

Financial Highlights (continued)

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010	2009	2008	2007(a)
Class R5
Per share data
Net asset value, beginning of period	$11.03		$9.63	$6.54	$11.98	$13.43	$13.36
Income from investment operations:
Net investment income	0.07		0.14	0.15	0.20	0.20	0.13
Net realized and unrealized gain (loss)	(2.25)		1.41	3.10	(4.80)	(0.65)	0.04
Total from investment operations	(2.18)		1.55	3.25	(4.60)	(0.45)	0.17
Less distributions to shareholders from:
Net investment income	(0.08)		(0.15)	(0.16)	(0.19)	(0.23)	(0.10)
Net realized gains	—		—	—	(0.65)	(0.77)	—
Total distributions to shareholders	(0.08)		(0.15)	(0.16)	(0.84)	(1.00)	(0.10)
Net asset value, end of period	$8.77		$11.03	$9.63	$6.54	$11.98	$13.43
Total return	(19.82%	)	16.26%	50.15%	(39.29% )	(3.98% )	1.25%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.77%	(c)	0.67%	0.67%	0.75%	0.71%	0.70%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.73%	(c)	0.67%	0.67%	0.75%	0.71%	0.70%	(c)
Net investment income	1.44%	(c)	1.49%	1.72%	2.05%	1.44%	1.55%	(c)
Supplemental data
Net assets, end of period (in thousands)	$868		$1,066	$7	$2	$4	$5
Portfolio turnover	14%		37%	30%	21%	25%	37%

Notes to Financial Highlights

(a)	For the period from December 11, 2006 (commencement of operations) to March 31, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months ended Sept. 30, 2011 (Unaudited)		Year ended March 31,
			2011	2010	2009	2008	2007(a)
Class W
Per share data
Net asset value, beginning of period	$11.03		$9.63	$6.54	$11.98	$13.43	$13.17
Income from investment operations:
Net investment income	0.05		0.11	0.12	0.16	0.14	0.12
Net realized and unrealized gain (loss)	(2.26)		1.40	3.10	(4.80)	(0.65)	0.22
Total from investment operations	(2.21)		1.51	3.22	(4.64)	(0.51)	0.34
Less distributions to shareholders from:
Net investment income	(0.03)		(0.11)	(0.13)	(0.15)	(0.17)	(0.08)
Net realized gains	—		—	—	(0.65)	(0.77)	—
Total distributions to shareholders	(0.03)		(0.11)	(0.13)	(0.80)	(0.94)	(0.08)
Net asset value, end of period	$8.79		$11.03	$9.63	$6.54	$11.98	$13.43
Total return	(20.10%	)	15.82%	49.56%	(39.54% )	(4.36% )	2.59%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.13%	(c)	1.14%	1.03%	1.15%	1.12%	1.03%	(c)
Net expenses after fees waived or expenses reimbursed(d)	1.10%	(c)(e)	1.14%	1.03%	1.15%	1.12%	1.03%	(c)
Net investment income	0.90%	(c)(e)	1.04%	1.45%	1.66%	1.03%	1.14%	(c)
Supplemental data
Net assets, end of period (in thousands)	$29		$20,386	$4	$2	$5	$5
Portfolio turnover	14%		37%	30%	21%	25%	37%

Notes to Financial Highlights

(a)	For the period from December 1, 2006 (commencement of operations) to March 31, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	29

Financial Highlights (continued)

	Six months ended Sept. 30, 2011		Year ended March 31,
	(Unaudited)		2011(a)
Class Z
Per share data
Net asset value, beginning of period	$11.03		$9.32
Income from investment operations:
Net investment income	0.07		0.06
Net realized and unrealized gain (loss)	(2.26)		1.72
Total from investment operations	(2.19)		1.78
Less distributions to shareholders from:
Net investment income	(0.07)		(0.07)
Total distributions to shareholders	(0.07)		(0.07)
Net asset value, end of period	$8.77		$11.03
Total return	(19.87%	)	19.16%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.94%	(c)	0.87%	(c)
Net expenses after fees waived or expenses reimbursed(d)	0.85%	(c)(e)	0.87%	(c)
Net investment income	1.42%	(c)(e)	1.35%	(c)
Supplemental data
Net assets, end of period (in thousands)	$155		$3
Portfolio turnover	14%		37%

Notes to Financial Highlights

(a)	For the period from September 27, 2010 (commencement of operations) to March 31, 2007.
(b)

Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)	Annualized.
(d)	The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, before giving effect to any performance incentive adjustment, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements

September 30, 2011 (Unaudited)

Note	1. Organization

Columbia Equity Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class R3 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class R4 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	31

Notes to Financial Statements (continued)

Class R5 shares are not subject to sales charges; however, the class was closed to new investors effective December 31, 2010.

Class W shares are not subject to sales charges and are only available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Fund’s prospectus.

Note	2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

32	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	33

Notes to Financial Statements (continued)

dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities.

34	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair Values of Derivative Instruments at September 30, 2011

	Asset derivatives
Risk exposure category	Statement of Assets and Liabilities location	Fair value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$56

Effect of Derivative Instruments in the Statement Of Operations for the Six Months Ended September 30, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts
Foreign exchange contracts	$2,321

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts
Foreign exchange contracts	$56

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	35

Notes to Financial Statements (continued)

Volume of Derivative Instruments for the Six Months Ended September 30, 2011

Contracts opened
Forward foreign currency exchange contracts	4

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

36	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund pays for such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income are declared and paid each calendar quarter, if any. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note	3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. Effective June 1, 2011, the management fee is an

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	37

Notes to Financial Statements (continued)

annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.66% to 0.49% as the Fund’s net assets increase. Prior to June 1, 2011, the rates were an annual fee that declined from 0.53% to 0.40% as assets increased. Also prior to June 1, 2011, the fee was adjusted upward or downward by a performance incentive adjustment (PIA) determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Value Funds Index. The maximum adjustment was 0.12% per year. If the performance difference was less than 0.50%, the adjustment was zero. The adjustment increased the management fee by $100,425 for the six months ended September 30, 2011. The annualized effective management fee rate for the six months ended September 30, 2011 was 0.63% of the Fund’s average daily net assets, including the adjustment under the terms of the PIA.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended September 30, 2011 was 0.06% of the Fund’s average daily net assets.

Other Fees

Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended September 30, 2011, other expenses paid to this company were $1,978.

Compensation of Board Members

Board member are compensated for their services to the Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the

38	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R3, Class R4 and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended September 30, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.25
Class C	0.24
Class R	0.25
Class R3	0.04
Class R4	0.04
Class R5	0.04
Class W	0.16
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2011, these minimum account balance fees reduced total expenses by $100.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	39

Notes to Financial Statements (continued)

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,191,000 and $59,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of June 30, 2011, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $176,825 for Class A, $21,840 for Class B and $282 for Class C for the six months ended September 30, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective June 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through May 31, 2012, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian and before giving

40	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

effect to any performance incentive adjustment, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

Class A	1.11%
Class B	1.86
Class C	1.86
Class I	0.69
Class R	1.36
Class R3	1.24
Class R4	0.99
Class R5	0.74
Class W	1.11
Class Z	0.86

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.

Note	4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2011, the cost of investments for federal income tax purposes was approximately $625,194,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$66,161,000
Unrealized depreciation	(66,331,000)
Net unrealized depreciation	$(170,000)

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	41

Notes to Financial Statements (continued)

The following capital loss carryforward, determined at March 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of expiration	Amount
2017	$22,477,409
2018	93,533,734
Total	$116,011,143

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note	5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $103,257,170 and $141,572,709, respectively, for the six months ended September 30, 2011.

Note	6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day.

42	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At September 30, 2011, securities valued at $29,797,707 were on loan, secured by cash collateral of $31,738,613 partially or fully invested in short term securities or other cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended September 30, 2011 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

Note	7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as “Dividends from affiliates” in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note	8. Shareholder Concentration

At September 30, 2011, the Investment Manager and/or affiliates owned 100% of the Fund’s Class I shares.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	43

Notes to Financial Statements (continued)

Note	9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on October 14, 2010, replacing a prior credit facility. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. Pursuant to a March 28, 2011 amendment to the credit facility agreement, the collective borrowing amount will be increased in two stages during the third quarter of 2011 to a final collective borrowing amount of $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to March 28, 2011, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The borrowers had the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility could at no time exceed $500 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum. Prior to October 14, 2010, the Fund also paid an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility.

The Fund had no borrowings during the six months ended September 30, 2011.

Note	10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

44	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Note	11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the

United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs’ opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	45

Notes to Financial Statements (continued)

violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

46	COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

COLUMBIA EQUITY VALUE FUND — 2011 SEMIANNUAL REPORT	47

Columbia Equity Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The
Fund is distributed by Columbia Management Investment
Distributors, Inc., member
FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

S-6481 V (11/11)

Item 1.
Reports to Stockholders.

Semiannual
Report

Item 2.
Code of Ethics. Not applicable for semi-annual reports.

Item 3.
Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4.
Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.
Audit Committee of Listed Registrants. Not applicable.

Item 6.
Investments.

(a)
The registrant’s “Schedule 1 – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)
Not applicable.

Item 7.
Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.
Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.
Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.
Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.
Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)
There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.
Exhibits.

(a)(1)
Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2)
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)
Not applicable.

(b)
Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Columbia Funds Series Trust II

By

/s/ J. Kevin Connaughton

J. Kevin Connaughton

President and Principal Executive Officer

Date

November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By

/s/ J. Kevin Connaughton

J. Kevin Connaughton

President and Principal Executive Officer

Date

November 21, 2011

By

/s/ Michael G. Clarke

Michael G. Clarke

Treasurer and Principal Financial Officer

Date

November 21, 2011